CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Net profit (loss)	€ 4,137	€ 3,377	€ (1,457)
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans	(15)	(33)	16
Change in the fair value of minor investments with effects to OCI	15
Tax effect related to other comprehensive income not to be reclassified to profit or loss in subsequent periods	(2)	29	(35)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(2)	(4)	(19)
Items that may be reclassified to profit or loss in later periods
Currency translation differences	1,787	(5,573)	1,198
Change in the fair value of available-for-sale financial instruments		(5)	(4)
Change in the fair value of cash flow hedging derivatives	(243)	(6)	883
Share of other comprehensive income on equity-accounted entities	(24)	69	32
Tax effect related to other comprehensive income to be reclassified to profit or loss in subsequent periods	58	1	(220)
Other comprehensive income that will be reclassified to profit or loss, net of tax	1,578	(5,514)	1,889
Total other items of comprehensive income (loss)	1,576	(5,518)	1,870
Total comprehensive income (loss)	5,713	(2,141)	413
Attributable to Eni
- continuing operations	5,702	(2,144)	819
- discontinued operations			(413)
Comprehensive income, attributable to owners of parent	5,702	(2,144)	406
Attributable to non-controlling interest
- continuing operations	11	3	7
- discontinued operations
Comprehensive income, attributable to non-controlling interests	€ 11	€ 3	€ 7